UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho, New York 11753

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 326-3597

Date of fiscal year end:	December 31, 2012

Date of reporting period:	June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Progressive
Return Fund

Semi-Annual Report
June 30, 2012
(Unaudited)

CONTENTS

Portfolio Summary	1

Summary Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Results of Annual Meeting of Shareholders	14

Investment Management Agreement Approval Disclosure	15

Description of Dividend Reinvestment Plan	16

Proxy Voting and Portfolio Holdings Information	18

Privacy Policy Notice	19

Summary of General Information	22

Shareholder Information	22

Cornerstone Progressive Return Fund Portfolio Summary – as of June 30, 2012 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	66.4
Information Technology	2.1
Consumer Discretionary	0.8
Financials	0.8
Industrials	0.7
Energy	0.7
Health Care	0.5
Consumer Staples	0.5
Utilities	0.1
Other	27.4

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	Closed-End Funds	4.7
2.	Eaton Vance Tax-Managed Diversified Equity Income Fund	Closed-End Funds	3.8
3.	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	Closed-End Funds	3.7
4.	BlackRock Enhanced Equity Dividend Trust	Closed-End Funds	3.7
5.	Eaton Vance Risk-Managed Diversified Equity Income Fund	Closed-End Funds	3.0
6.	BlackRock International Growth and Income Trust	Closed-End Funds	2.7
7.	India Fund, Inc. (The)	Closed-End Funds	2.2
8.	Eaton Vance Enhanced Equity Income Fund II	Closed-End Funds	2.1
9.	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	Closed-End Funds	2.1
10.	Morgan Stanley China A Share Fund, Inc.	Closed-End Funds	2.0

Cornerstone Progressive Return Fund Summary Schedule of Investments – June 30, 2012 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES – 72.57%
CLOSED-END FUNDS – 66.40%
CONVERTIBLE SECURITIES – 1.43%
Advent Claymore Global Convertible Securities and Income Fund II	126,327	$809,756
AGIC Equity & Convertible Income Fund	56,110	926,937
		1,736,693
CORE – 2.69%
General American Investors Company, Inc.	21,300	581,490
Liberty All-Star Equity Fund	152,465	687,617
Source Capital, Inc.	7,900	387,969
Tri-Continental Corporation	36,039	557,523
Zweig Fund, Inc. (The)	60,770	728,632
Other Core (a)		330,691
		3,273,922
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED – 3.13%
Federated Enhanced Treasury Income Fund	55,339	799,095
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	144,198	1,881,784
Western Asset/Claymore Inflation-Linked Securities & Income Fund	75,377	979,901
Other Corporate Debt Funds Investment Grade-Rated (a)		140,567
		3,801,347
DEVELOPED MARKET – 1.56%
Japan Smaller Capitalization Fund, Inc.	163,824	1,210,659

Description	No. of Shares	Value
DEVELOPED MARKET (continued)
Other Developed Market (a)		$686,830
		1,897,489
EMERGING MARKETS – 3.55%
India Fund, Inc. (The)	129,877	2,646,893
Morgan Stanley India Investment Fund, Inc. *	68,792	1,066,964
Other Emerging Markets (a)		602,096
		4,315,953
EMERGING MARKETS DEBT – 0.06%
Total Emerging Markets Debt (a)		68,723

FLEXIBLE INCOME – 2.16%
Putnam Master Intermediate Income Trust	123,505	632,346
Putnam Premier Income Trust	371,901	1,989,670
		2,622,016
GENERAL & INSURED LEVERAGED – 0.14%
Total General & Insured Leveraged (a)		167,644

GENERAL & INSURED UNLEVERAGED – 0.02%
Total General & Insured Unleveraged (a)		24,516

GENERAL BOND – 1.52%
Nuveen Build America Bond Fund	64,689	1,368,172
Nuveen Build America Bond Opportunity Fund	22,299	481,212
		1,849,384
GENERAL MUNICIPAL LEVERAGED – 1.08%
Eaton Vance Municipal Bond Fund	85,634	1,139,789
Other General Municipal Leveraged (a)		174,911
		1,314,700

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Summary Schedule of Investments – June 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
GLOBAL – 5.21%
Clough Global Allocation Fund	33,200	$431,268
Clough Global Equity Fund	56,369	681,501
Clough Global Opportunities Fund	204,664	2,200,138
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	61,898	1,115,402
Nuveen Global Value Opportunities Fund	25,775	366,778
Other Global (a)		1,543,352
		6,338,439
GLOBAL INCOME – 1.20%
Nuveen Multi-Currency Short-Term Government Income Fund	109,643	1,359,573
Other Global Income (a)		97,075
		1,456,648
INCOME & PREFERRED STOCK – 1.83%
Zweig Total Return Fund, Inc.	175,233	2,153,617
Other Income & Preferred Stock (a)		74,041
		2,227,658
INSURED MUNICIPAL LEVERAGED – 0.08%
Other Insured Municipal Leveraged (a)		100,241

LOAN PARTICIPATION – 0.11%
Total Loan Participation (a)		134,123

OPTION ARBITRAGE/OPTIONS STRATEGIES – 35.82%
BlackRock Enhanced Capital & Income Fund, Inc.	179,452	2,296,986
BlackRock Enhanced Equity Dividend Trust	613,787	4,443,818

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES (continued)
BlackRock Global Opportunities Equity Trust	55,600	$736,700
BlackRock International Growth and Income Trust	464,875	3,309,910
Eaton Vance Enhanced Equity Income Fund	220,336	2,335,562
Eaton Vance Enhanced Equity Income Fund II	245,453	2,606,711
Eaton Vance Risk-Managed Diversified Equity Income Fund	361,450	3,704,862
Eaton Vance Tax-Managed Buy-Write Income Fund	137,818	1,852,274
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	208,578	2,592,625
Eaton Vance Tax-Managed Diversified Equity Income Fund	505,939	4,588,867
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	424,169	4,445,291
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	685,521	5,689,824
ING Global Advantage and Premium Opportunity Fund	58,039	653,519
Nuveen Equity Premium Advantage Fund	76,057	914,205
Nuveen Equity Premium Income Fund	45,251	547,537
Nuveen Equity Premium Opportunity Fund	119,695	1,424,370
Other Option Arbitrage/Options Strategies (a)		1,406,279
		43,549,340

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Summary Schedule of Investments – June 30, 2012 (unaudited) (concluded)

Description	No. of Shares	Value
PACIFIC EX JAPAN – 2.22%
Morgan Stanley China A Share Fund, Inc.	127,933	$2,467,828
Other Pacific Ex Japan (a)		230,008
		2,697,836
REAL ESTATE – 1.08%
Neuberger Berman Real Estate Securities Income Fund Inc.	216,652	957,602
Other Real Estate (a)		351,026
		1,308,628
SECTOR EQUITY – 1.47%
ING Risk Managed Natural Resources Fund	70,642	785,539
Petroleum & Resources Corporation	30,400	728,384
Other Sector Equity (a)		270,737
		1,784,660
VALUE – 0.04%
Total Value (a)		51,414

TOTAL CLOSED-END FUNDS		80,721,374

CONSUMER DISCRETIONARY – 0.82%
Other Consumer Discretionary (a)		997,575

CONSUMER STAPLES – 0.46%
Wal-Mart Stores, Inc.	8,000	557,760

ENERGY – 0.67%
Chevron Corporation	5,000	527,500
Other Energy (a)		290,000
		817,500
FINANCIALS – 0.80%
Other Financials (a)		969,980

HEALTH CARE – 0.50%
Other Health Care (a)		610,820

Description	No. of Shares	Value
INDUSTRIALS – 0.69%
Other Industrials (a)		$843,350

INFORMATION TECHNOLOGY – 2.06%
Apple, Inc. *	2,000	1,168,000
International Business Machines Corporation	3,000	586,740
Oracle Corporation	25,000	742,500
		2,497,240
UTILITIES – 0.17%
Total Utilities (a)		206,430

TOTAL EQUITY SECURITIES
(cost - $91,560,384)		88,222,029

SHORT-TERM INVESTMENTS – 31.92%
MONEY MARKET FUNDS – 31.92%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $38,805,245)	38,805,245	38,805,245

TOTAL INVESTMENTS – 104.49%
(cost - $130,365,629)		127,027,274

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.49)%		(5,458,548)

NET ASSETS – 100.00%		$121,568,726

(a)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2012.

*	Non-income producing security.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Assets and Liabilities – June 30, 2012 (unaudited)

ASSETS
Investments, at value (cost – $130,365,629)	$127,027,274
Cash	84,624
Receivables:
Investments sold	169,353
Dividends	160,484
Prepaid expenses	7,886
Total Assets	127,449,621

LIABILITIES
Payables:
Securities purchased	5,695,934
Investment management fees (Note D)	61,459
Trustees’ fees	16,083
Accounting fees (Note D)	5,585
Other accrued expenses	101,834
Total Liabilities	5,880,895

NET ASSETS (applicable to 24,642,275 common shares of beneficial interest)	$121,568,726

NET ASSET VALUE PER SHARE ($121,568,726 ÷ 24,642,275)	$4.93

NET ASSETS CONSISTS OF
Paid-in capital	$145,789,274
Accumulated net realized loss on investments	(20,882,193)
Net unrealized depreciation in value of investments	(3,338,355)
Net assets applicable to shares outstanding	$121,568,726

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Operations – for the Six Months Ended June 30, 2012 (unaudited)

INVESTMENT INCOME
Income:
Dividends from investments	$3,137,145

Expenses:
Investment management fees (Note D)	397,827
Administration fees (Note D)	40,319
Trustees’ fees and expenses	30,907
Accounting fees (Note D)	25,721
Printing	17,398
Legal and audit fees	15,684
Custodian fees	9,475
Transfer agent fees	8,769
Insurance	3,431
Miscellaneous	115
Total Expenses	549,646
Less: Fees paid indirectly	(58,563)
Net Expenses	491,083
Net Investment Income	2,646,062

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	2,011,426
Capital gain distributions from regulated investment companies	266,574
Net change in unrealized appreciation/(depreciation) in value of investments	1,522,632
Net realized and unrealized gain on investments	3,800,632

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,446,694

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,646,062	$1,604,449
Net realized gain from investments	2,278,000	6,316,500
Net change in unrealized appreciation/(depreciation) in value of investments	1,522,632	(9,533,087)

Net increase/(decrease) in net assets resulting from operations	6,446,694	(1,612,138)

Dividends and distributions to shareholders:
Net investment income	(2,646,062)	(7,920,949)
Return-of-capital	(5,988,915)	(8,194,697)

Total dividends and distributions to shareholders	(8,634,977)	(16,115,646)

Transactions in common shares of beneficial interest:
Proceeds from rights offering of 8,817,593 and 6,254,468 shares of newly issued common stock, respectively	44,793,372	40,591,497
Offering expenses associated with rights offering	(128,254)	(82,220)
Proceeds from 129,978 and 65,407 shares newly issued in reinvestment of dividends and distributions, respectively	657,260	376,140

Net increase in net assets from capital stock transactions	45,322,378	40,885,417

Total increase in net assets	43,134,095	23,157,633

NET ASSETS
Beginning of period	78,434,631	55,276,998
End of period	$121,568,726	$78,434,631

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares

	For the Six Months Ended June 30, 2012		For the Years Ended December 31,				For the Period Sept. 10, 2007* through
	(Unaudited)		2011	2010	2009	2008	Dec. 31, 2007
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$5.00		$5.90	$6.28	$7.16	$14.10	$14.96	^
Net investment income #	0.17		0.12	0.13	0.16	0.16	0.06
Net realized and unrealized gain/(loss) on investments	0.20		(0.11)	1.03	1.42	(4.64)	(0.35)
Net increase/(decrease) in net assets resulting from operations	0.37		0.01	1.16	1.58	(4.48)	(0.29)

Dividends and distributions to shareholders:
Net investment income	(0.17)		(0.61)	(1.14)	(0.16)	(0.16)	(0.06)
Net realized capital gains	—		—	—	—	—	(0.15)
Return-of-capital	(0.38)		(0.63)	(0.40)	(2.30)	(2.30)	(0.41)
Total dividends and distributions to shareholders	(0.55)		(1.24)	(1.54)	(2.46)	(2.46)	(0.62)

Transactions in common shares of beneficial interest:
Anti-dilutive effect due to shares issued:
Rights offering	0.11		0.31	—	—	—	0.05
Reinvestment of dividends and distributions	0.00	+	0.02	0.00 +	—	—	—
Total transactions in common shares of beneficial interest	0.11		0.33	—	—	—	0.05

Net asset value, end of period	$4.93		$5.00	$5.90	$6.28	$7.16	$14.10
Market value, end of period	$5.31		$6.04	$7.46	$8.90	$7.10	$16.75
Total investment return (a)	(2.13%	)(b)	(2.12% )	4.73%	65.40%	(47.53% )	16.02%	(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$121,569		$78,435	$55,277	$58,738	$66,811	$131,628
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (c)	1.23%	(d)	1.30%	1.47%	1.39%	1.25%	1.29%	(d)
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (c)	1.38%	(d)	1.45%	1.61%	1.54%	1.32%	1.42%	(d)
Ratio of net investment income to average net assets	6.65%	(d)	2.20%	2.20%	2.54%	1.48%	1.46%	(d)
Portfolio turnover rate	35.56%	(b)	112.69%	117.45%	115.99%	20.19%	6.77%	(b)

*	Commencement of operations.
^	Based on $15.00 per share public offering price less $0.04 per share of offering expenses related to the Fund’s initial public offering.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01
(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Annualized.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the “Fund”) was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the closing price.

Readily marketable securities traded in the over-the- counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At June 30, 2012, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE MKT is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2012, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited) (continued)

purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2012, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2009 through 2011, and for the six months ended June 30, 2012. There was no material impact to the financial statements.

Distributions to Shareholders: The Fund seeks to make a level distribution to its shareholders each month pursuant to a distribution policy adopted by the Board of Trustees (“Distribution Policy”). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s portfolio. The distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund’s shareholders each month. These distributions will not be tied to the Fund’s investment income and capital gains and will not represent yield or investment return on the Fund’s portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited) (continued)

they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time.

Distribution Policy Risk: The Fund seeks to make monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$88,222,029	—
Short-Term Investments	38,805,245	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$127,027,274	—

*	Other financial instruments include futures, forwards and swap contracts.

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited) (continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Summary Schedule of Investments.

During the six months ended June 30, 2012 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2012.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In December 2011, FASB Issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Investment Manager is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Included in the Statement of Operations, under the caption Fees Paid Indirectly, are expense offsets of $58,563 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2012, Cornerstone earned $397,827 for investment management services.

Administration Agreement

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2012, purchases and sales of securities, other than short-term investments, were $36,399,355 and $28,700,120, respectively.

NOTE F. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 24,642,275 shares outstanding at June 30, 2012. As of that date, two individuals that control Cornerstone owned 6,210 shares related to the initial issuance of the seed

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited) (concluded)

capital shares of the Fund. Transactions in common shares of beneficial interest for the six months ended June 30, 2012 were as follows:

Shares at beginning of period	15,694,704
Shares newly issued from rights offering	8,817,593
Shares newly issued in reinvestment of dividends and distributions	129,978
Shares at end of period	24,642,275

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2011 for the Fund was ordinary income of $7,920,949 and return of capital of $8,194,697.

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such loss during the year-ended December 31, 2011.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized.

At December 31, 2011, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $23,136,587 which expires in 2017.

At June 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $130,377,712, $1,510,473, $(4,860,911), and $(3,350,438), respectively.

NOTE F. OTHER INVESTMENTS AND STRATEGIES

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may invest a significant portion of its assets in shares of a money market mutual fund. As of June 30, 2012, Cornerstone Progressive Return Fund had 31.92% of the value of its net assets invested in a money market mutual fund registered under the Investment Company Act of 1940.

Results of Annual Meeting of Shareholders (unaudited)

On April 16, 2012, the Annual Meeting of Shareholders of the Fund was held and the following matters were voted upon based on 15,714,784 shares of common stock outstanding on the record date of February 17, 2012:

(1)	To approve the election of five trustees to hold office until the year 2013 Annual Meeting of Shareholders.

Name of Directors	For	Withhold
Ralph W. Bradshaw	12,109,053	495,384
Edwin Meese III	11,914,465	689,972
Scott B. Rogers	12,102,200	502,237
Andrew A. Strauss	12,151,605	452,832
Glenn W. Wilcox, Sr.	12,055,458	548,979

Investment Management Agreement Approval Disclosure  (unaudited)

The Board of Trustees, including the Independent Trustees (the “Board”), of Cornerstone Progressive Return Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 10, 2012.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the materials and information and discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including regarding the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Trustees present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Progressive Return Fund (the “Fund) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (888) 556-0422.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how Cornerstone Progressive Return Fund (the “Fund”) voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Privacy Policy (unaudited)

FACTS	WHAT DOES CORNERSTONE PROGRESSIVE RETURN FUND, (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

   •   Social Security number
   •   account balances
   •   account transactions
   •   transaction history
   •   wire transfer instructions
   •   checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy (unaudited) (continued)

Reasons we can share your personal information	Does the Cornerstone Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (513) 326 -3597.

What we do
Who is providing this notice?	Cornerstone Progressive Return Fund (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

•   open an account
•   provide account information
•   give us your contact information
•   make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness
•   affiliates from using your information to market to you
•   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Summary of General Information (unaudited)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to provide total return. The Fund is managed by Cornerstone Advisors, Inc.

Shareholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CFP”). The previous week’s net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF33.html under the designation “Cornerstone Prog Return (CFP)” and on the Barron’s website at http://online.barrons.com/mdc/public/page/2_3040-CEF33.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Progressive Return Fund may from time to time purchase its shares in the open market.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

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Cornerstone Progressive Return Fund

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 72.57%
CLOSED-END FUNDS - 66.40%
CONVERTIBLE SECURITIES - 1.43%
Advent Claymore Global Convertible Securities and Income Fund II	126,327	$809,756
AGIC Equity & Convertible Income Fund	56,110	926,937
		1,736,693
CORE - 2.69%
Adams Express Company (The)	19,309	203,710
Advent/Claymore Enhanced Growth & Income Fund	5,900	55,165
General American Investors Company, Inc.	21,300	581,490
Guggenheim Enhanced Equity Strategy Fund	4,257	71,816
Liberty All-Star Equity Fund	152,465	687,617
Source Capital, Inc.	7,900	387,969
Tri-Continental Corporation	36,039	557,523
Zweig Fund, Inc. (The)	60,770	728,632
		3,273,922
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 3.13%
Cutwater Select Income Fund	1	26
Federated Enhanced Treasury Income Fund	55,339	799,095
Montgomery Street Income Securities, Inc.	2,800	44,856
Western Asset Inflation Management Fund Inc.	5,269	95,685
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	144,198	1,881,784
Western Asset/Claymore Inflation-Linked Securities & Income Fund	75,377	979,901
		3,801,347
DEVELOPED MARKET - 1.56%
European Equity Fund, Inc. (The)	1,500	9,150
Japan Equity Fund, Inc. (The)	5,400	27,972
Japan Smaller Capitalization Fund, Inc.	163,824	1,210,659
New Germany Fund, Inc. (The)	2,100	28,350
New Ireland Fund, Inc. (The)	1,484	10,848
Singapore Fund, Inc. (The)	26,967	338,975
Swiss Helvetia Fund, Inc. (The)	26,805	271,535
		1,897,489
EMERGING MARKETS - 3.55%
Aberdeen Chile Fund, Inc.	19,590	297,964

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
EMERGING MARKETS (continued)
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	5,100	$95,931
Aberdeen Latin America Equity Fund, Inc.	600	19,164
DWS Global High Income Fund, Inc.	711	5,859
First Israel Fund, Inc.	4,794	59,302
India Fund, Inc. (The)	129,877	2,646,893
Morgan Stanley India Investment Fund, Inc. *	68,792	1,066,964
Templeton Russia and East European Fund, Inc. *	8,970	123,876
		4,315,953
EMERGING MARKETS DEBT - 0.06%
Morgan Stanley Emerging Markets Debt Fund, Inc.	6,208	68,723

FLEXIBLE INCOME - 2.16%
Putnam Master Intermediate Income Trust	123,505	632,346
Putnam Premier Income Trust	371,901	1,989,670
		2,622,016
GENERAL & INSURED LEVERAGED - 0.14%
Invesco Value Municipal Bond Trust	10,886	167,644

GENERAL & INSURED UNLEVERAGED - 0.02%
Delaware Investments National Municipal Income Fund	1,800	24,516

GENERAL BOND - 1.52%
Nuveen Build America Bond Fund	64,689	1,368,172
Nuveen Build America Bond Opportunity Fund	22,299	481,212
		1,849,384
GENERAL MUNICIPAL LEVERAGED - 1.08%
BlackRock Municipal Income Investment Quality Trust	1,900	29,507
Eaton Vance Municipal Bond Fund	85,634	1,139,789
Invesco Value Municipal Trust	2,200	33,418
Nuveen Dividend Advantage Municipal Fund 3	4,210	62,855

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
GENERAL MUNICIPAL LEVERAGED (continued)
Nuveen Municipal Market Opportunity Fund, Inc.	3,393	$49,131
		1,314,700
GLOBAL - 5.21%
AGIC Global Equity & Convertible Income Fund	24,800	315,704
Alpine Total Dynamic Dividend Fund	42,600	177,642
Clough Global Allocation Fund	33,200	431,268
Clough Global Equity Fund	56,369	681,501
Clough Global Opportunities Fund	204,664	2,200,138
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	61,898	1,115,402
First Trust Active Dividend Income Fund	37,095	289,341
GDL Fund (The)	29,779	354,668
Lazard Global Total Return & Income Fund, Inc.	8,600	121,604
Lazard World Dividend & Income Fund, Inc.	25,347	284,393
Nuveen Global Value Opportunities Fund	25,775	366,778
		6,338,439
GLOBAL INCOME - 1.20%
Global Income & Currency Fund Inc.	7,399	97,075
Nuveen Multi-Currency Short-Term Government Income Fund	109,643	1,359,573
		1,456,648
INCOME & PREFERRED STOCK - 1.83%
Dividend and Income Fund, Inc.	22,036	74,041
Zweig Total Return Fund, Inc. (The)	175,233	2,153,617
		2,227,658
INSURED MUNICIPAL LEVERAGED - 0.08%
Nuveen Quality Municipal Fund, Inc.	3,352	49,777
Nuveen Premier Municipal Opportunity Fund, Inc.	3,200	50,464
		100,241
LOAN PARTICIPATION - 0.11%
BlackRock Diversified Income Strategies Fund, Inc.	13,098	134,123

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 35.82%
BlackRock Enhanced Capital & Income Fund, Inc.	179,452	$2,296,986
BlackRock Enhanced Equity Dividend Trust	613,787	4,443,818
BlackRock Global Opportunities Equity Trust	55,600	736,700
BlackRock International Growth and Income Trust	464,875	3,309,910
Dow 30 Enhanced Premium & Income Fund Inc.	32,000	346,560
Eaton Vance Enhanced Equity Income Fund	220,336	2,335,562
Eaton Vance Enhanced Equity Income Fund II	245,453	2,606,711
Eaton Vance Risk-Managed Diversified Equity Income Fund	361,450	3,704,862
Eaton Vance Tax-Managed Buy-Write Income Fund	137,818	1,852,274
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	208,578	2,592,625
Eaton Vance Tax-Managed Diversified Equity Income Fund	505,939	4,588,867
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	424,169	4,445,291
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	685,521	5,689,824
First Trust Enhanced Equity Income Fund	29,580	348,157
ING Global Advantage and Premium Opportunity Fund	58,039	653,519
Madison Strategic Sector Premium Fund	18,900	208,278
Madison/Claymore Covered Call & Equity Strategy Fund	45,338	345,929
Nuveen Equity Premium Advantage Fund	76,057	914,205
Nuveen Equity Premium and Growth Fund	12,303	157,355
Nuveen Equity Premium Income Fund	45,251	547,537
Nuveen Equity Premium Opportunity Fund	119,695	1,424,370
		43,549,340
PACIFIC EX JAPAN - 2.22%
Asia Pacific Fund, Inc. (The) *	800	7,608
Asia Tigers Fund, Inc. (The) *	607	7,770
Greater China Fund, Inc. (The)	2,300	24,587
JF China Region Fund, Inc.	100	1,211
Korea Equity Fund, Inc. *	1,958	17,642

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
PACIFIC EX JAPAN (continued)
Malaysia Fund, Inc. (The)	19,000	$171,190
Morgan Stanley China A Share Fund, Inc.	127,933	2,467,828
		2,697,836
REAL ESTATE - 1.08%
LMP Real Estate Income Fund, Inc.	33,751	351,010
Neuberger Berman Real Estate Securities Income Fund Inc.	216,652	957,602
RMR Asia Pacific Real Estate Fund	1	16
		1,308,628
SECTOR EQUITY - 1.47%
BlackRock EcoSolutions Investment Trust	14,445	115,560
Gabelli Healthcare & WellnessRx Trust (The)	13,731	115,203
ING Risk Managed Natural Resources Fund	70,642	785,539
John Hancock Bank and Thrift Opportunity Fund	2,433	39,974
Petroleum & Resources Corporation	30,400	728,384
		1,784,660
VALUE - 0.04%
Royce Focus Trust, Inc.	8,200	51,414

TOTAL CLOSED-END FUNDS		80,721,374

CONSUMER DISCRETIONARY - 0.82%
Comcast Corporation - Class A	3,358	107,355
DIRECTV - Class A *	4,000	195,280
Macy's, Inc.	2,000	68,700
Time Warner Cable, Inc.	2,000	164,200
Time Warner, Inc.	2,000	77,000
Viacom Inc. - Class B	2,000	94,040
Walt Disney Company (The)	6,000	291,000
		997,575
CONSUMER STAPLES - 0.46%
Wal-Mart Stores, Inc.	8,000	557,760

ENERGY - 0.67%
Chevron Corporation	5,000	527,500
ConocoPhillips	4,000	223,520
Phillips 66 *	2,000	66,480
		817,500

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS - 0.80%
AFLAC, Inc.	2,000	$85,180
Allstate Corporation (The)	3,000	105,270
Discover Financial Services	2,000	69,160
JPMorgan Chase & Co.	8,000	285,840
Marsh & McLennan Companies, Inc.	2,000	64,460
MetLife, Inc.	3,000	92,550
Wells Fargo & Company	8,000	267,520
		969,980
HEALTH CARE - 0.50%
Abbott Laboratories	3,000	193,410
Amgen Inc.	4,000	292,160
Merck & Company, Inc.	3,000	125,250
		610,820
INDUSTRIALS - 0.69%
Caterpillar Inc.	3,000	254,730
CSX Corporation	2,000	44,720
Deere & Company	2,000	161,740
Norfolk Southern Corporation	2,000	143,540
Union Pacific Corporation	2,000	238,620
		843,350
INFORMATION TECHNOLOGY - 2.06%
Apple Inc. *	2,000	1,168,000
International Business Machines Corporation	3,000	586,740
Oracle Corporation	25,000	742,500
		2,497,240
UTILITIES - 0.17%
NextEra Energy, Inc.	3,000	206,430

TOTAL EQUITY SECURITIES (cost - $91,560,384)		88,222,029

SHORT-TERM INVESTMENTS - 31.92%
MONEY MARKET FUNDS - 31.92%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $38,805,245)	38,805,245	38,805,245

TOTAL INVESTMENTS - 104.49% (cost - $130,365,629)		127,027,274

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - JUNE 30, 2012 (unaudited) (continued)

Description	No. of Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.49)%		(5,458,548)

NET ASSETS - 100.00%		$121,568,726

* Non-income producing security.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 4, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
(Principal Financial Officer)

Date	September 4, 2012

* Print the name and title of each signing officer under his or her signature.